Employee Benefit Plans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Domestic Pension Plans Of Foreign Entity Defined Benefit 1 [Domain]
Employee Benefit Plan Compensation And Retirement [Line Items]
Pension liabilities, current	$ 4,726,000	$ 4,393,000
Pension liabilities, noncurrent	506,800,000	557,973,000
Accumulated benefit obligation for all defined benefit plans	780,820,000	759,171,000
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
Expected Funding for 2017	1,180,000
Minimum Funding Requirement	9,600,000
Voluntary Contribution	100,964,570.74
Change in benefit obligations
Benefit obligation beginning of year	822,626,000	877,722,000
Foreign currency translation	15,151,000	40,646,000
Other adjustments		11,772,000
Service cost	25,335,000	25,825,000	$ 18,617,000
Interest cost	29,330,000	28,016,000	29,513,000
Transfer of plan participants	31,000	(102,000)
amendments	0	(410,000)
Actuarial (gain) loss	36,757,000	(56,250,000)
Benefits paid	34,008,000	23,163,000
curtailments	(9,059,000)	(138,000)
Benefit Obligation End Of Year	855,861,000	822,626,000
Change in plan assets
Fair value of plan assets at beginning of year	260,260,000	270,858,000
Foreign Currency 1	(3,000)
Other Adjustments1		102,000
Actual return on plan assets	13,225,000	(11,158,000)
Employer contributions	110,565,000	20,098,000
Benefits paid, fair value	(30,707,000)	(19,640,000)
Settlements	(9,005,000)
Fair value of plan assets at end of year	344,335,000	260,260,000
Funded status, end of year
Funded status at end of year	511,526,000	562,366,000
Net amount recognized
Benefit plans offered by other subsidiaries	35,550,000	30,059,000
Net amount recognized	547,076,000	592,425,000
total expense 401k	48,458,000	46,267,000	$ 41,560,000
Domestic Pension Plans of Foreign Entity, Defined Benefit [Member]
Employee Benefit Plan Compensation And Retirement [Line Items]
Accumulated benefit obligation for all defined benefit plans with an obligation in excess of plan assets	404,778,658.1	333,319,658.1
United States Pension Plans of US Entity, Defined Benefit [Member]
Employee Benefit Plan Compensation And Retirement [Line Items]
Accumulated benefit obligation for all defined benefit plans	438,235,000	477,667,000
Other Subsidiaries [Member]
Employee Benefit Plan Compensation And Retirement [Line Items]
Pension liabilities, current	2,083,000	2,765,000
Pension liabilities, noncurrent	33,467,000	27,355,000
Pension Assets		61,000
France [Member]
Employee Benefit Plan Compensation And Retirement [Line Items]
Accumulated benefit obligation for all defined benefit plans	4,231,356.7609	4,063,028.4
Accumulated benefit obligation for all defined benefit plans with an obligation in excess of plan assets	$ 8,616,200.6266	$ 7,576,352